Other Current Monetary Assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
14.
OTHER CURRENT MONETARY ASSETS

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$21,680	$20,538
Receivables from the Fund for Privatization of Government - owned Enterprises under the Executive Yuan (Note 29)	12	1,089
Accrued custodial receipts	725	752
Others	991	1,089
	$23,408	$23,468

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2024	2025
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-5.10%	0.03%-4.16%